Fees Summary	Apr. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 831,000
Previously Paid Amount	0.00
Total Fee Amount	127.23
Total Offset Amount	0.00
Net Fee	127.23
Narrative - Max Aggregate Offering Price	$ 831,000
Final Prospectus	true